RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Key Management Personnel [Abstract]
Salaries and short-term employee benefits	$ 33	$ 22
Post-employment benefits	4	1
Share-based payments and other	45	28
Key management personnel compensation	$ 82	$ 51